Restricted Cash And Investments Held In Trust (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Investments [Abstract]
Restricted Cash	$ 38,121	$ 22,496	$ 37,917
Investments Held in Trust	88,830	84,576	61,799
Restricted Cash and Investments Held in Trust	$ 126,951	$ 107,072	$ 99,716